INTANGIBLE ASSETS - Schedule of Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other intangible assets
Balance at the beginning	$ 2.0	$ 1.8
Balance at the end	4.0	2.0	$ 1.8
Cost:
Reconciliation of changes in other intangible assets
Balance at the beginning	3.9	2.8	2.3
Exchange rate adjustments	0.3	0.0	0.0
Additions	2.6	1.1	0.5
Transfer from other items	5.0	0.0	0.0
Disposals	(0.1)	0.0	0.0
Balance at the end	11.7	3.9	2.8
Amortization:
Reconciliation of changes in other intangible assets
Balance at the beginning	(1.9)	(1.0)	(0.4)
Amortization for the year	1.5	0.9	0.6
Transfer from other items	(4.4)	0.0	0.0
Disposals	0.1	0.0	0.0
Balance at the end	$ (7.7)	$ (1.9)	$ (1.0)